Other Liabilities (Details) - Schedule of undiscounted lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Undiscounted Lease Liabilities Abstract
Opening balance	$ 3,753	$ 2,954
Ending balance	3,074	3,753
Additions	230	1,269
Interest expense	132	358
Payments	(1,041)	(783)
Foreign currency adjustment		(45)
Current	986	1,001
Non-current	$ 2,088	$ 2,752